Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated net income	$ 102,263,000	$ 46,938,000	$ 19,452,000
Other Comprehensive Income:
Unrealized losses from the effective portion of derivative instruments	(8,409,000)	(13,951,000)	(35,538,000)
Reclassification adjustment for losses included in net income for the effective portion of derivative instruments	20,107,000	27,639,000	34,021,000
Total Comprehensive Income	113,961,000	60,626,000	17,935,000
Less: comprehensive income attributable to noncontrolling interests	(3,525,000)	(421,000)	(473,000)
Comprehensive income attributable to MAA	110,436,000	60,205,000	17,462,000
Interest Rate Contract [Member]
Other Comprehensive Income:
Unrealized losses from the effective portion of derivative instruments	$ (8,409,000)	$ (13,951,000)	$ (35,538,000)